Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	$ 47,234	$ (53,041)	$ (80,708)
Net Income (Loss) Attributable to Parent	47,234	(53,041)	(80,264)
Other comprehensive income (loss), net of tax:
Fair value of adjustments to available-for-sale securities	(263)	824	(555)
Comprehensive income (loss)	46,971	(51,577)	(81,263)
Less: other comprehensive income (loss) attributable to noncontrolling interest	0	0	0
Comprehensive income (loss) attributable to Boyd Gaming Corporation	46,971	(51,577)	(81,707)
Less: net income (loss) attributable to noncontrolling interest	0	0	444
Accumulated Other Comprehensive Loss, Net
Net income (loss)	0	0	0
Other comprehensive income (loss), net of tax:
Fair value of adjustments to available-for-sale securities	(263)	1,464	(555)
Parent Company [Member]
Net income (loss)	47,234	(41,638)	(108,554)
Net Income (Loss) Attributable to Parent	47,234	(53,041)	(80,264)
Other comprehensive income (loss), net of tax:
Comprehensive income (loss)	$ 46,971	$ (51,577)	$ (80,819)